Organization and Business Description - Schedule of Direct or Indirect Interests of Subsidiaries (Details)	Dec. 31, 2025
m-FINANCE Limited (“m-FINANCE”)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	100.00%
m-FINANCE Trading Technologies Limited (“mFTT”)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	100.00%
Omegatraders Systems Limited (“OTX “)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	100.00%
iBCH Inc. (formerly known as "Master Info Limited") (“iBCH”)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	100.00%
CAT Strategy Limited (“CAT”)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	100.00%